Leases - Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 417,510	$ 454,489
3 Months or Less
Disclosure of maturity analysis of operating lease payments [line items]
Total	8,940	8,398
4 to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Total	37,481	34,768
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	157,255	161,718
Over 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 213,834	$ 249,605